CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TOTAL REVENUES	$ 3,883	$ 31,272	$ 8,771
RESEARCH AND DEVELOPMENT EXPENSES	12,682	20,381	27,913
GENERAL AND ADMINISTRATIVE EXPENSES	7,445	8,451	11,091
OTHER INCOME, net	0	524	0
TOTAL OPERATING INCOME (LOSS)	(16,244)	2,964	(30,233)
FINANCIAL INCOME, net	1,321	257	943
NET INCOME (LOSS) FOR THE YEAR	$ (14,923)	$ 3,221	$ (29,290)
BASIC EARNINGS (LOSS) PER ORDINARY SHARE	$ (0.65)	$ 0.14	$ (1.3)
DILUTED EARNINGS (LOSS) PER ORDINARY SHARE	$ (0.65)	$ 0.14	$ (1.3)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC AND DILUTED EARNINGS (LOSS) PER SHARE:
BASIC	23,128,722	23,063,493	22,574,688
DILUTED	23,128,722	23,566,182	22,574,688
COLLABORATION REVENUES
TOTAL REVENUES	$ 0	$ 23,772	$ 8,771
LICENSE REVENUES
TOTAL REVENUES	$ 3,883	$ 7,500	$ 0